CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Total revenues	$ 137,421	$ 122,368	$ 105,522
Costs of goods sold and services:
Total costs of goods sold and services	54,317	48,144	60,159
Gross profit	83,104	74,224	45,363
Operating expenses:
Research and development	31,082	26,064	26,809
Selling, general and administrative	101,618	89,111	91,851
Other lease costs	3,020	3,712	1,411
Impairment and restructuring	0	1,328	29,556
Total operating expenses	135,720	120,215	149,627
Loss from operations	(52,616)	(45,991)	(104,264)
Interest income	14,655	15,839	5,131
Other income (expense), net	(136)	2,517	(277)
Loss before income taxes	(38,097)	(27,635)	(99,410)
Income tax expense	(434)	(719)	(164)
Net loss	$ (38,531)	$ (28,354)	$ (99,574)
Net loss per common share, basic (in dollars per share)	$ (1)	$ (0.75)	$ (2.69)
Net loss per common share, diluted (in dollars per share)	$ (1)	$ (0.75)	$ (2.69)
Weighted-average common shares outstanding, basic (in shares)	38,367	37,594	36,991
Weighted-average common shares outstanding, diluted (in shares)	38,367	37,594	36,991
Product revenue
Revenues:
Total revenues	$ 79,740	$ 79,670	$ 69,808
Costs of goods sold and services:
Total costs of goods sold and services	33,304	29,103	42,841
Service and other revenue
Revenues:
Total revenues	51,244	40,089	34,495
Collaboration and license revenue
Revenues:
Total revenues	4,452	1,380	649
Grant revenue
Revenues:
Total revenues	$ 1,985	$ 1,229	$ 570